AIP MULTI-STRATEGY FUND P (THE “FUND”)

SUPPLEMENT

DATED SEPTEMBER 16, 2011

to the Prospectus Dated April 29, 2011 (the “Prospectus”)

Effective July 1, 2011, as approved by the Fund’s Board of Trustees, the Total Annual Fund Expenses (excluding certain expenses) for the Fund will be limited to 2.00% of the Fund’s net assets for at least one year. In addition, effective as of November 1, 2011, also as approved by the Board of Trustees, the Fund’s maximum allowable sales charge has been increased from 2.00% to 3.00%.

In connection with these changes, the Prospectus is hereby supplemented as follows:

1. The chart on the front cover of the Prospectus is hereby replaced with the following chart:

	Per Share	Total
Public Offering Price	$1,030	$3,090,000,000
Sales Load(1)	$30	$90,000,000
Proceeds to the Fund(2)	$1,000	$3,000,000,000

(1)	Generally, the stated minimum initial investment by an investor in the Fund is $50,000, which stated minimum may be reduced for certain investors. Investors purchasing Shares (as defined herein) may be charged a sales load of up to 3% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments may be subject to a sales load in the amounts set forth below:

Investment Amount	Sales Load
Less than $250,000	3%
$250,000—$499,999	2%
$500,000—$999,999	1.5%
$1,000,000—$4,999,999	1%
$5,000,000 or more	None

The Distributor and/or a Selling Agent (each as defined herein) may, in its discretion, waive the sales load for certain investors. See “Plan of Distribution.”

(2)	Assumes all shares currently registered are sold in the continuous offering as described herein. Shares are offered in a continuous offering at the Fund’s then current net asset value, plus any applicable sales load, as described herein.

2. The second paragraph adjacent to the heading “The Offering” within the “Summary of Terms” of the prospectus is hereby replaced with the following:

Investors purchasing Shares in the Fund (“Shareholders”) may be charged a sales load of up to 3% of the amount of the investor’s purchase in the manner set forth below:

Investment Amount	Sales Load
Less than $250,000	3%
$250,000—$499,999	2%
$500,000—$999,999	1.5%
$1,000,000—$4,999,999	1%
$5,000,000 or more	None

3. The section entitled “Summary of Fees and Expenses” of the Prospectus is hereby replaced with the following:

SUMMARY OF FEES AND EXPENSES

The following table illustrates the aggregate fees and expenses that the Fund and the Master Fund expect to incur and that Shareholders can expect to bear directly or indirectly.

TRANSACTION FEES
Maximum sales load (percentage of purchase amount)*	3.00%
Maximum redemption fee	None

ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets)
Management Fee**	1.50%
Acquired Fund Fees and Expenses***	3.54%
Other Expenses****	0.95%
Total Annual Fund Expenses***	5.99%
Less Fee Waiver and Expense Reimbursement*****	0.45%
Annual Net Expenses******	5.54%

EXAMPLE:

You would pay the following fees and expenses (including the sales load) on a $1,000 investment, assuming a 5% annual return:†

1 year††	3 years††	5 years††	10 years††
$88	$234	$385	$782

Actual expenses may be greater or lesser than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example.

†	On an investment of $50,000 the Example would be as follows:

EXAMPLE:

You would pay the following fees and expenses (including the sales load) on a $50,000 investment, assuming a 5% annual return:

1 year††	3 years††	5 years††	10 years††
$4,388	$11,717	$19,261	$39,107

††

Year 1 expenses reflect a contractual fee waiver and expense reimbursement agreement between the Adviser and the Master Fund, and a fee waiver and expense reimbursement agreement between the Adviser and the Fund, as set forth in the footnotes to the fee table.

*	Generally, the minimum initial investment by an investor in the Fund is $50,000, which minimum may be reduced for certain investors. Investors purchasing Shares may be charged a sales load of up to 3% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments will be subject to a sales load in the amounts set forth below:

Investment Amount	Sales Load
Less than $250,000	3%
$250,000—$499,999	2%
$500,000—$999,999	1.5%
$1,000,000—$4,999,999	1%
$5,000,000 or more	None

The Distributor and/or a Selling Agent may, in its discretion, waive the sales load for certain investors. See “Plan of Distribution.”

**	This fee is paid to the Adviser at the Master Fund level. The Adviser has contractually agreed to waive and/or reimburse expenses of the Master Fund, as set forth in the fourth footnote below.

***

The Acquired Fund Fees and Expenses include the operating expenses and performance-based incentive fees of the Investment Funds in which the Master Fund has invested for the fiscal year ended December 31, 2010. These operating expenses consist of management fees, administration fees, professional fees (i.e., audit and legal fees), and other operating expenses. In addition to operating expenses, the Investment Funds also incur trading expenses (primarily interest and dividend expenses), which are the byproduct of leveraging or hedging activities employed by the Investment Funds’ managers in order to enhance investor returns. The impact of trading expenses to the Acquired Fund Fees and Expenses Ratio would be 2.13%. The information used to determine the Acquired Fund Fees and Expenses is generally based on the most recent shareholder reports received from the respective Investment Funds or, when not available, from the most recent communication from the Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners in the form of management fees generally ranging from 1.0% to 3.0% annually of net assets and incentive fees are generally 20% to 30% of net profits annually. Some Investment Funds employ a pass through expense arrangement with no stated management fee. Fees and expenses of Investment Funds are based on historical fees and expenses. Future Investment Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Investment Funds, which may fluctuate over time. See below for the breakdown of the Acquired Fund Fees and Expenses:

Operating Expenses	2.59%
Incentive Fees	0.95%

Total Acquired Fund Fees and Expenses	3.54%

****	Other Expenses include professional fees and other expenses, including, without limitation, the Fund’s Shareholder Servicing Fee, that the Fund will bear directly and indirectly through the Master Fund. Other expenses are subject to a contractual waiver pursuant to which the Adviser has agreed to waive and/or reimburse the aggregate expenses of the Master Fund (other than Acquired Fund Fees and Expenses and extraordinary expenses and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s total annual operating expenses at 1.75% until the termination of the Master Fund’s investment advisory agreement. “Extraordinary expenses” are expenses incurred by the Master Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of the Master Fund’s shareholders. See “Fund and Master Fund Expenses” and “Shareholder Servicing Fee.”

*****	The Adviser has agreed to waive and/or reimburse the Fund’s expenses (other than Acquired Fund Fees and Expenses and extraordinary expenses and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses at 2.00% until July 1, 2012 and may not be terminated by the Adviser prior to that date. “Extraordinary Expenses” are expenses incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Shareholders.

******	Annual Net Expenses include expenses excluded from the Fund’s expense cap.

The purpose of the table above is to assist investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Fund Expenses and Master Fund Expenses,” “Management Fee,” “Shareholder Servicing Fee,” and “Purchases of Shares.”

4. The fourth paragraph in the section “Purchase of Shares—Purchase Terms” of the Prospectus is hereby replaced with the following:

Investors purchasing Shares in the Fund may be charged a sales load of up to 3% of the amount of the investor’s purchase, in the matter set forth below:

Investment Amount	Sales Load
Less than $250,000	3%

$250,000—$499,999	2%
$500,000—$999,999	1.5%
$1,000,000—$4,999,999	1%
$5,000,000 or more	None

5. The fifth paragraph in the section “Plan of Distribution” of the Prospectus is hereby replaced with the following:

The maximum aggregate sales load payable to the Distributor and all Selling Agents will not exceed 3.0% of the aggregate offering price of the Shares. The maximum aggregate Shareholder Servicing Fee payable by the Fund to the Distributor and all Service Agents (as set forth under the section “Shareholder Servicing Fee”) will not exceed 5.0% of the aggregate offering price of the Shares. For a description of the services to be provided by the Distributor and Service Agents in connection with the Shareholder Servicing Fee, see “Shareholder Servicing Fee.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.